Form N-CSR Cover	12 Months Ended
Sep. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025